Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 20, 2020
Entity Registrant Name	VICTORY PORTFOLIOS
Entity Central Index Key	0000802716
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 20, 2020
Document Effective Date	Jul. 20, 2020
Prospectus Date	Mar. 01, 2020
Victory Strategic Allocation Fund | Class I
Prospectus:
Trading Symbol	VBFIX
Victory Strategic Allocation Fund | Class R
Prospectus:
Trading Symbol	VBFGX
Victory Strategic Allocation Fund | Class C
Prospectus:
Trading Symbol	VBFCX
Victory Strategic Allocation Fund | Class A
Prospectus:
Trading Symbol	SBALX
Victory INCORE Investment Grade Convertible Fund | Class A
Prospectus:
Trading Symbol	SBFCX
Victory INCORE Fund for Income | Class A
Prospectus:
Trading Symbol	IPFIX